GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Revenue by Geographic Area
1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2011	2012	2013
Americas, principally U.S.	$553,843	$603,605	$647,533
Europe	488,632	501,547	514,858
Asia, Middle-East and Africa	204,511	237,543	231,714

	$1,246,986	$1,342,695	$1,394,105

Property and Equipment, Net by Geographic Area
2.	Property and equipment, net:

	December 31,
	2012	2013
U.S.	$3,519	$3,270
Israel	31,450	33,605
Rest of the world	2,004	1,116

	$36,973	$37,991

Total Revenues by Product Lines

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2011, 2012 and 2013 by product lines:

	Year ended December 31,
	2011	2012	2013
Product and licenses:
Network security Gateways	$446,747	$442,169	$449,860
Other *)	56,728	63,111	54,716

	503,475	505,280	504,576
Subscriptions:
Network security Gateways	105,790	162,931	209,442
Software updates and maintenance	637,721	674,484	680,087

Total revenues	$1,246,986	$1,342,695	$1,394,105

*)	Comprised of Endpoint security and Security management products, each consists of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2011	2012	2013
Financial income:
Interest income	$68,351	$73,711	$71,107
Realized gain on sale of marketable securities	672	1,436	1,383
Foreign currency re-measurement gain and others	14	873	893

	69,037	76,020	73,383

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	28,092	33,784	37,903
Others	1,922	1,904	1,477

	30,014	35,688	39,380

	$39,023	$40,332	$34,003